Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies [Abstract]
Schedule of current and long-term operating lease liabilities
	Year Ended December 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$-	$-
Leased assets obtained in exchange for new and modified operating lease liabilities	$(558)	$-
Leased assets surrendered in exchange for termination of operating lease liabilities	$-	$-

Schedule of future minimum operating leases
Calendar Years Ending December 31,	Amount
2022	$52
2023	214
2024	219
2025	92
Total future lease payments	577
Less: interest expense at incremental borrowing rate	(54)
Net present value of lease liabilities	$523

Calendar Years ending December 31,	Amount
2022	$123
2023	214
2024	219
2025	92
Total future lease payments	648
Less: interest expense at incremental borrowing rate	(90)
Net present value of lease liabilities	$558

Schedule of operating leases
Weighted average remaining lease term:	2.67 years
Weighted average discount rate used to determine present value of operating lease liability:	8%

Weighted average remaining lease term:	3.41 years
Weighted average discount rate used to determine present value of operating lease liability:	8%